Morgan Stanley Institutional Fund, Inc.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

December 23, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Institutional Fund, Inc.

File Number: 33-23166, 811-05624

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A, filed on December 21, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 21, 2010, accession number 0001104659-10-063789.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

Morgan Stanley Institutional Fund, Inc.

/s/ Joanne Antico
Joanne Antico
Assistant Secretary

Enclosures
cc:	Stefanie V. Chang Yu, Esq.